2. SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - Cash-generating unit [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
AccountingPolicieLineItems [Line Items]
Percentage of weighted average cost of capital	9.94%	10.94%	11.55%
Loss on assets	R$ 329,000	R$ 2,111,000	R$ 292,000
Amount of continuing operations on regulatory licenses	R$ 1,130,000